Subsequent Events (Details) - Subsequent Event [Member] $ in Thousands	Apr. 30, 2016 USD ($)
Business Acquisition [Line Items]
Cash	$ 81
Receivables, net	1,275
Inventory	909
Property and equipment, net	2,822
Intangible assets	1,028
Goodwill	1,238
Other assets	36
Accounts payable and other liabilities	(981)
Notes payable and current debt	(2,251)
Long-term debt	(280)
Business combination acquired the assets and liabilities net	$ 3,877